Evercore Inc. Stockholders' Equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Evercore Inc. Stockholders' Equity
Stockholders' Equity
Dividends – The Company's Board of Directors declared on January 30, 2017, a quarterly cash dividend of $0.34 per share, to the holders of record of Class A Shares as of February 24, 2017, which will be paid on March 10, 2017. During the year ended December 31, 2016, the Company declared and paid dividends of $1.27 per share, totaling $51,558. During the year ended December 31, 2015, the Company declared and paid dividends of $1.15 per share, totaling $46,326.
Treasury Stock – During the year ended December 31, 2016, the Company purchased 1,087 Class A Shares primarily from employees at values ranging from $44.30 to $70.65 per share (at an average cost per share of $47.63), primarily for the net settlement of stock-based compensation awards, and 2,388 net Class A Shares at market values ranging from $44.59 to $52.74 per share (at an average cost per share of $48.21) pursuant to the Company's share repurchase program. The result of these purchases was an increase in Treasury Stock of $167,241 on the Company's Consolidated Statement of Financial Condition as of December 31, 2016. During the year ended December 31, 2015, the Company purchased 996 Class A Shares primarily from employees at values ranging from $47.56 to $59.02 per share (at an average cost per share of $50.92), primarily for the net settlement of stock-based compensation awards, and 4,471 net Class A Shares at market values ranging from $47.10 to $57.03 per share (at an average cost per share of $51.82) pursuant to the Company's share repurchase program. The result of these purchases was an increase in Treasury Stock of $283,283 on the Company's Consolidated Statement of Financial Condition as of December 31, 2015.
LP Units – During the year ended December 31, 2016, 532 LP Units were exchanged for Class A Shares, resulting in an increase to Common Stock and Additional Paid-In-Capital of $5 and $16,242, respectively, on the Company's Consolidated Statement of Financial Condition as of December 31, 2016. During the year ended December 31, 2015, 586 LP Units were exchanged for Class A Shares, resulting in an increase to Common Stock and Additional Paid-In-Capital of $6 and $12,833, respectively, on the Company's Consolidated Statement of Financial Condition as of December 31, 2015.
During the year ended December 31, 2015, the Company purchased 26 LP Units and certain other rights from a noncontrolling interest holder, resulting in a decrease to Noncontrolling Interest of $353 and a decrease to Additional Paid-In Capital of $770, on the Company's Consolidated Statement of Financial Condition as of December 31, 2015.
Accumulated Other Comprehensive Income (Loss) – As of December 31, 2016, Accumulated Other Comprehensive Income (Loss) on the Company's Consolidated Statement of Financial Condition includes an accumulated Unrealized Gain (Loss) on Marketable Securities and Investments, net, and a Foreign Currency Translation Adjustment Gain (Loss), net, of ($5,828) and ($44,268), respectively.